Convertible debentures (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	Jan. 11, 2021	May 27, 2020	Jun. 06, 2017
Convertible Debentures [Line Items]
Convertible debentures principal amount		$ 12,621	$ 15,000
Price per debentures			$ 1,000
Convertible debentures, maturity date		May 31, 2022	May 31, 2020
Accumulated Depreciation		45.00%
Convertible Debentured Converted Into Common Shares	3,178,930
Top of range [member]
Convertible Debentures [Line Items]
Conversion price per share		$ 5.00
Bottom of range [member]
Convertible Debentures [Line Items]
Conversion price per share		$ 2.75